Consolidated Statements of Comprehensive Income ₩ in Millions	12 Months Ended
	Dec. 31, 2022 KRW (₩) ₩ / shares	Dec. 31, 2021 KRW (₩) ₩ / shares	Dec. 31, 2020 KRW (₩) ₩ / shares
Statement of comprehensive income [abstract]
Revenue	₩ 85,003,616	₩ 76,009,201	₩ 57,466,678
Cost of sales	(77,321,199)	(64,154,339)	(52,798,594)
Gross profit	7,682,417	11,854,862	4,668,084
Selling and administrative expenses
Impairment loss on trade accounts and notes receivable	(24,791)	(40,153)	(829)
Other administrative expenses	(2,479,966)	(2,209,809)	(1,939,602)
Selling expenses	(294,482)	(393,075)	(376,940)
Other operating income and expenses
Reversal of (impairment loss) on other receivables	(9,824)	12,975	(53,105)
Other operating income	592,017	577,997	402,336
Other operating expenses	(1,123,685)	(1,027,492)	(645,574)
Operating profit	4,341,686	8,775,305	2,054,370
Share of profit of equity-accounted investees, net	676,260	649,569	133,297
Finance income and costs
Finance income	4,834,011	2,730,110	2,677,499
Finance costs	(5,804,466)	(2,765,175)	(2,892,402)
Profit before income taxes	4,047,491	9,389,809	1,972,764
Income tax expense	(461,534)	(2,213,827)	(224,272)
Profit	3,585,957	7,175,982	1,748,492
Items that will not be reclassified subsequently to profit or loss :
Remeasurements of defined benefit plans	105,769	51,155	36,575
Net changes in fair value of equity investments at fair value through other comprehensive income	(10,076)	214,888	(77,627)
Items that are or may be reclassified subsequently to profit or loss :
Capital adjustment arising from investments in equity-accounted investees	133,134	165,106	(28,609)
Foreign currency translation differences	4,024	386,141	(147,956)
Losses on valuation of derivatives	1,023	309	(331)
Other comprehensive income (loss), net of tax	233,874	817,599	(217,948)
Total comprehensive income	3,819,831	7,993,581	1,530,544
Profit attributable to :
Owners of the controlling company	3,157,536	6,606,728	1,581,208
Non-controllinginterests	428,421	569,254	167,284
Profit	3,585,957	7,175,982	1,748,492
Total comprehensive income attributable to :
Owners of the controlling company	3,394,098	7,374,060	1,394,192
Non-controllinginterests	425,733	619,521	136,352
Total comprehensive income	₩ 3,819,831	₩ 7,993,581	₩ 1,530,544
Earnings per share (in Won)
Basic earnings per share (in Won) | ₩ / shares	₩ 41,634	₩ 87,191	₩ 19,900
Diluted earnings per share (in Won) | (per share)	₩ 39,296	₩ 85,240	₩ 19,900